Description of the Plan (Details) - EBP 002	12 Months Ended
	Dec. 31, 2025 USD ($) year yr	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Employer minimum contribution age | yr	21
Matching percentage	50.00%
Participant compensation matched, percentage	8.00%
Vesting period	3 years
Maximum vesting age | year	65
Primary residence, borrowing term	30 years
Forfeited nonvested account | $	$ 4,567	$ 45
Minimum
EBP, Description of Plan [Line Items]
General loan, borrowing term	1 year
Maximum
EBP, Description of Plan [Line Items]
General loan, borrowing term	5 years